Leases - Schedule of Changes in Right of Use Assets (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	₱ 39,111	₱ 32,717
Additions (Note 28)	20,808	15,607
Balances at end of the year	48,777	39,111
Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	58,437	49,328
Additions (Note 28)	20,808	15,607
Asset retirement obligation	97	576
Modifications	266	(579)
Terminations	(5,526)	(6,357)
Reclassification to ROU assets classified as held-for-sale	(255)	(138)
Balances at end of the year	73,827	58,437
Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(19,326)	(16,611)
Modifications	25	(2)
Terminations	3,587	4,317
Depreciation (Note 3)	(9,281)	(7,315)
Reclassification to ROU assets classified as held-for-sale	(55)	285
Balances at end of the year	(25,050)	(19,326)
Sites
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	32,439
Balances at end of the year	40,841	32,439
Sites | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	44,047	38,461
Additions (Note 28)	16,227	8,683
Asset retirement obligation	73	571
Modifications	8	(1,180)
Terminations	(2,504)	(2,350)
Reclassification to ROU assets classified as held-for-sale	(255)	(138)
Balances at end of the year	57,596	44,047
Sites | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(11,608)	(7,599)
Modifications	6	108
Terminations	1,321	361
Depreciation (Note 3)	(6,419)	(4,763)
Reclassification to ROU assets classified as held-for-sale	(55)	285
Balances at end of the year	(16,755)	(11,608)
International Leased Circuits
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	1,945
Balances at end of the year	3,012	1,945
International Leased Circuits | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	5,055	4,305
Additions (Note 28)	2,535	1,546
Modifications	96	266
Terminations	(1,964)	(1,062)
Balances at end of the year	5,722	5,055
International Leased Circuits | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(3,110)	(3,298)
Modifications		(12)
Terminations	1,307	1,028
Depreciation (Note 3)	(907)	(828)
Balances at end of the year	(2,710)	(3,110)
Poles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	3,597
Balances at end of the year	3,638	3,597
Poles | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	5,336	3,364
Additions (Note 28)	1,079	4,273
Modifications	164	173
Terminations	(411)	(2,474)
Balances at end of the year	6,168	5,336
Poles | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(1,739)	(3,156)
Modifications		(3)
Terminations	405	2,474
Depreciation (Note 3)	(1,196)	(1,054)
Balances at end of the year	(2,530)	(1,739)
Domestic Leased Circuits
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	827
Balances at end of the year	920	827
Domestic Leased Circuits | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	2,637	2,001
Additions (Note 28)	596	763
Modifications	4	135
Terminations	(318)	(262)
Balances at end of the year	2,919	2,637
Domestic Leased Circuits | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(1,810)	(1,632)
Modifications		(75)
Terminations	231	262
Depreciation (Note 3)	(420)	(365)
Balances at end of the year	(1,999)	(1,810)
Office buildings [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	291
Balances at end of the year	350	291
Office buildings [Member] | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	1,301	1,144
Additions (Note 28)	371	334
Asset retirement obligation	24	5
Modifications	(6)	27
Terminations	(326)	(209)
Balances at end of the year	1,364	1,301
Office buildings [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(1,010)	(887)
Modifications	19	(20)
Terminations	305	192
Depreciation (Note 3)	(328)	(295)
Balances at end of the year	(1,014)	(1,010)
Co Located Sites
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	12
Balances at end of the year	16	12
Co Located Sites | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	61	53
Additions (Note 28)		8
Terminations	(3)
Balances at end of the year	58	61
Co Located Sites | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(49)	(39)
Terminations	18
Depreciation (Note 3)	(11)	(10)
Balances at end of the year	₱ (42)	₱ (49)